Pension Benefit Plans (Summary Of Changes In Fair Value Of Level 3 Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of year	$ 2,760.9
Fair value of plan assets at end of year	2,848.5	$ 2,760.9
Significant Unobservable Inputs (Level 3)
Change in plan assets:
Fair value of plan assets at beginning of year	427.2	314.4
Relating to assets sold during the period	7.0	(0.1)
Relating to assets still held as of the end of period	15.2	24.0
Purchases	94.2	150.1
Sales	(48.5)	(61.2)
Fair value of plan assets at end of year	$ 495.1	$ 427.2